INVESTMENTS (Details Narrative) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Other Marketable Security [Member]
Statement [Line Items]
Net proceeds from sale of common stock	$ 4,235,000	$ 10,407,000
Net realized gain loss on sale of common stock	$ 2,815,000	$ 2,549,000
Earn-In Agreement associated [Member]
Statement [Line Items]
Common stock received		110,000